Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net Income	$ 18,375	$ 11,956	$ 23,547
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	16,017	16,533	16,606
Employee retirement benefits	(1,747)	8,130	(5,052)
Deferred income taxes	3,516	(92)	5,785
Provision for uncollectible accounts	1,610	1,095	993
Equity in losses (earnings) of unconsolidated businesses, net of dividends received	127	(1,743)	(102)
Changes in current assets and liabilities, net of effects from acquisition/disposition of businesses
Accounts receivable	(945)	(2,745)	(843)
Inventories	(99)	(132)	56
Other assets	942	(695)	(143)
Accounts payable and accrued liabilities	2,545	1,412	925
Other, net	(1,411)	(3,088)	(2,954)
Net cash provided by operating activities	38,930	30,631	38,818
Cash Flows from Investing Activities
Capital expenditures (including capitalized software)	(17,775)	(17,191)	(16,604)
Acquisitions of investments and businesses, net of cash acquired	(3,545)	(182)	(494)
Acquisitions of wireless licenses	(9,942)	(354)	(580)
Proceeds from dispositions of wireless licenses		2,367	2,111
Proceeds from dispositions of businesses	48	120
Other, net	1,171	(616)	734
Net cash used in investing activities	(30,043)	(15,856)	(14,833)
Cash Flows from Financing Activities
Proceeds from long-term borrowings	6,667	30,967	49,166
Repayments of long-term borrowings and capital lease obligations	(9,340)	(17,669)	(8,163)
Decrease in short-term obligations, excluding current maturities	(344)	(475)	(142)
Dividends paid	(8,538)	(7,803)	(5,936)
Proceeds from sale of common stock	40	34	85
Purchase of common stock for treasury	(5,134)		(153)
Special distribution to noncontrolling interest			(3,150)
Acquisition of noncontrolling interest		(58,886)
Other, net	1,634	(3,873)	(5,257)
Net cash provided by (used in) financing activities	(15,015)	(57,705)	26,450
Increase (decrease) in cash and cash equivalents	(6,128)	(42,930)	50,435
Cash and cash equivalents, beginning of period	10,598	53,528	3,093
Cash and cash equivalents, end of period	$ 4,470	$ 10,598	$ 53,528